Note 2 - Summary of significant accounting policies: Revenue recognition: Summary of the company's revenues by geographic locations are summarized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total revenues	$ 12,810,249	$ 14,362,502
At a point in time
Total revenues	12,810,249	14,362,502
Gross
Total revenues	12,810,249	14,071,554
Net
Total revenues	0	290,948
Customized Products
Total revenues	10,128,540	11,722,295
Standardized Products
Total revenues	2,681,709	2,640,207
China, Yuan Renminbi
Total revenues	5,929,986	5,333,982
Singapore, Dollars
Total revenues	$ 6,880,263	$ 9,028,520